Expense Example, No Redemption {- Telecommunications Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Telecommunications Fund AMCIZ PRO-14 - Telecommunications Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Telecommunications Fund: Class A
Expense Example, No Redemption:
1 Year	$ 682
3 Years	908
5 Years	1,151
10 Years	1,849
Fidelity Advisor Telecommunications Fund: Class M
Expense Example, No Redemption:
1 Year	489
3 Years	781
5 Years	1,094
10 Years	1,982
Fidelity Advisor Telecommunications Fund: Class C
Expense Example, No Redemption:
1 Year	189
3 Years	585
5 Years	1,006
10 Years	2,180
Fidelity Advisor Telecommunications Fund: Class I
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	978
Fidelity Advisor Telecommunications Fund: Class Z
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835